Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories
	2017		2016
Spare parts and accessories of flight equipment	Ps.	285,185	Ps.	235,330
Miscellaneous supplies	9,665		8,554

	Ps.	294,850	Ps.	243,884